IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
Stressed total VaR (one-day measure)	$ 16.5	$ 6.7
Interest rate risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	14.2	25.2
Credit risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	17.9	5.6
Equity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	6.3	1.9
Foreign exchange risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	2.7	1.8
Commodity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	2.5	3.4
Debt specific risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	6.3	4.4
Risk diversification effect [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	(33.4)	(35.6)
High risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	22.6	35.0
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	33.8	32.2
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	17.9	13.8
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	7.8	11.3
High risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	15.5	28.2
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	7.9	9.2
High risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	6.7	5.0
Low risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	3.7	5.4
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	6.8	6.4
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	4.0	4.1
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	0.8	0.8
Low risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	0.5	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	1.3	1.4
Low risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	2.6	2.3
Average risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	12.4	12.1
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	17.4	15.1
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	9.6	7.9
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	3.4	2.2
Average risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	5.3	7.1
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	2.5	4.3
Average risk [member] | Debt specific risk [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	4.6	3.4
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Stressed total VaR (one-day measure)	$ (30.4)	$ (27.9)